July 2, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Schwab Capital Trust (File No. 333-181774)
Amendment to the Registration Statement on Form N-14

Ladies and Gentlemen:

Our client, Schwab Capital Trust (the “Trust”), has enclosed, pursuant to Rule 485(b) under the Securities Act of 1933, as amended (“Securities Act”), Post-Effective Amendment (“PEA”) No. 1 to the Trust’s Registration Statement on Form N-14, which shall become effectively immediately. The Registration Statement was filed in connection with the reorganization of the Schwab Premier Equity Fund (“Acquired Portfolio”), a series of the Trust, with and into the Schwab Core Equity Fund (“Acquiring Portfolio”), another series of the Trust, in exchange for shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of the known liabilities of the Acquired Portfolio. PEA No. 1 is being filed for the purpose of updating the Registration Statement and does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b) under the Securities Act.

In addition, we note that the Trust has separately filed via EDGAR correspondence a response to the comments of the staff of the U.S. Securities and Exchange Commission on the Trust’s Registration Statement.

No fees are required in connection with this filing. Please contact Stephen Cohen at (202) 261-3304 or me at (202) 261-3305 with any questions or comments.

Sincerely,

/s/ Douglas P. Dick

Douglas P. Dick

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